Debt Disclosure: Convertible Loans and Accrued Interest (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
Convertible Loans and Accrued Interest:	Convertible Loans and Accrued Interest:
St. George Investments	$ 275,000	$ 600,000